Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) - Condensed Financial Statements for the Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 37,564	$ 37,564	$ 27,561	$ 20,709	$ 37,564	$ 27,561	$ 39,782
Prepaid expenses and other assets				2,668	1,314
Deferred tax asset, net				2,642	3,672
Total assets				712,315	722,685	682,023
Accrued expenses and other liabilities				4,022	4,973
Total liabilities				629,168	641,867
Common stock				91	91
Additional paid-in capital				40,090	50,623
Retained earnings, subject to certain restrictions				99,754	91,448
Unearned employee stock ownership plan shares				(1,836)	(2,030)
Treasury stock, at cost 4,292,838 and 4,631,124 shares				(53,856)	(58,357)
Total stockholders' equity				83,147	80,818	75,919	69,645
Total liabilities and stockholders' equity				712,315	722,685
Interest expense	(2,233)	(1,797)	(1,593)
Compensation and benefits	(17)	(41)	(79)
Occupancy	(4,304)	(4,068)	(4,041)
Data processing	(1,270)	(1,106)	(1,161)
Professional services	(1,137)	(1,285)	(1,257)
Income tax expense	2,888	4,402	4,122
Net income	8,236	4,404	6,350
Net income	8,236	4,404	6,350
Deferred income tax benefit	1,083	2,105	3,128
Earned ESOP shares priced above original cost	206	147	80
Amortization of restricted stock awards	134	147	177
Amortization of unearned ESOP shares	194	193	194
(Increase) decrease in other assets	(1,343)	417	(323)
(Decrease) increase in other liabilities	(1,024)	(62)	999
Other, net	2	67	270
Net cash provided by operating activities	17,809	17,043	25,513
Warrants purchased	(6,453)	0	0
Excess tax benefit from options exercised	64	0	0
Stock awards withheld for tax withholding	0	(54)	0
Net cash (used) provided by financing activities	(18,337)	35,877	12,631
(Decrease) increase in cash and cash equivalents	(16,855)	10,003	(12,221)
Cash and cash equivalents, beginning of year	37,564	27,561	39,782
Cash and cash equivalents, end of year	20,709	37,564	27,561
Parent Company [Member]
Cash and cash equivalents	1,534	2,057	3,314	1,534	2,057	$ 3,314	$ 2,564
Investment in subsidiaries				79,737	77,006
Prepaid expenses and other assets				2,014	1,867
Deferred tax asset, net				95	141
Total assets				83,380	81,071
Accrued expenses and other liabilities				233	253
Total liabilities				233	253
Common stock				91	91
Additional paid-in capital				40,090	50,623
Retained earnings, subject to certain restrictions				99,754	91,448
Net unrealized losses on securities available for sale				(1,096)	(957)
Unearned employee stock ownership plan shares				(1,836)	(2,030)
Treasury stock, at cost 4,292,838 and 4,631,124 shares				(53,856)	(58,357)
Total stockholders' equity				83,147	80,818
Total liabilities and stockholders' equity				$ 83,380	$ 81,071
Interest expense	0	(306)	(589)
Equity income of subsidiaries	8,800	4,878	7,148
Compensation and benefits	(221)	(257)	(264)
Occupancy	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(124)	(130)	(138)
Other	(331)	(319)	(329)
Income before income tax benefit	8,088	3,830	5,792
Income tax expense	(148)	(574)	(558)
Net income	8,236	4,404	6,350
Net income	8,236	4,404	6,350
Equity income of subsidiaries	(8,800)	(4,878)	(7,148)
Deferred income tax benefit	46	615	244
Earned ESOP shares priced above original cost	206	147	80
Stock option compensation	17	41	79
Amortization of restricted stock awards	134	147	177
Amortization of unearned ESOP shares	194	193	194
(Increase) decrease in other assets	(146)	(6)	(11)
(Decrease) increase in other liabilities	(20)	(866)	(214)
Other, net	(1)	0	(1)
Net cash provided by operating activities	(134)	(203)	(250)
Warrants purchased	(6,453)	0	0
Excess tax benefit from options exercised	64	0	0
Stock awards withheld for tax withholding	0	(54)	0
Repayments of borrowings	0	(7,000)	(2,000)
Dividends received from Bank	6,000	6,000	3,000
Net cash (used) provided by financing activities	(389)	(1,054)	1,000
(Decrease) increase in cash and cash equivalents	(523)	(1,257)	750
Cash and cash equivalents, beginning of year	2,057	3,314	2,564
Cash and cash equivalents, end of year	$ 1,534	$ 2,057	$ 3,314